Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ (68,909)	$ (27,627)	$ (153,840)	$ (19,399)
Non-deductible stock-based compensation	11,474		57,151
Non-taxable derivative liability income			(16,077)
Non-deductible loss on conversions of convertible notes payable			28,982
Non-deductible amortization of debt discounts	4,268	1,027	24,495
Increase (decrease) in Valuation allowance	20,000	23,932	59,289	19,399
Provision for (benefit from) income taxes